Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,401)	$ (2,223)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	47	51
Interest cost	102	95
Expected return on plan assets	(147)	(138)
Current year amortization of: Actuarial losses	16	33
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(1)	(1)
Regulatory assets (liability)	26	20
Settlement, curtailments	1	4
Net Periodic Benefit Cost, Total	38	70
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	6
Interest cost	14	13
Expected return on plan assets	(2)	(2)
Current year amortization of: Actuarial losses	0	(1)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Regulatory assets (liability)	(2)	(5)
Settlement, curtailments	0	0
Net Periodic Benefit Cost, Total	$ 11	$ 14